Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
6.	Accrued and Other Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2024
Vessel operating expenses	266,500	965,641
Voyage expenses	230,817	155,275
Administrative expenses	136,980	151,179

Total	634,297	1,272,095